CLOSURE AND RECLAMATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
CLOSURE AND RECLAMATION PROVISIONS [abstract]
Schedule of Reclamation and Closure Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Mine	Total
Balance as at December 31, 2022	$13,956	$7,670	$11,514	$13,375	$6,790	$53,305
Changes in estimate	2,215	949	2,442	261	3,692	9,559
Reclamation expenditures	(1,011)	(192)	-	-	-	(1,203)
Accretion	790	777	529	597	295	2,988
Effect of changes in foreign exchange rates	-	1,154	-	-	-	1,154
Balance as at December 31, 2023	15,950	10,358	14,485	14,233	10,777	65,803
Less: Current portion	(3,804)	(1,261)	-	-	-	(5,065)
Non-current portion	$12,146	$9,097	$14,485	$14,233	$10,777	$60,738

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Mine	Total
Balance as at December 31, 2021	$14,898	$7,128	$19,639	$12,895	$1,552	$56,112
Changes in estimate	(1,235)	(493)	(8,666)	135	5,238	(5,021)
Reclamation expenditures	(503)	(120)	-	-	-	(623)
Accretion	796	682	541	345	-	2,364
Effect of changes in foreign exchange rates	-	473	-	-	-	473
Balance as at December 31, 2022	13,956	7,670	11,514	13,375	6,790	53,305
Less: Current portion	(1,577)	(600)	-	-	-	(2,177)
Non-current portion	$12,379	$7,070	$11,514	$13,375	$6,790	$51,128

Schedule of Estimates Used in Reclamation and Closure Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Mine	Total
Undiscounted uninflated estimated cash flows	$17,036	$11,972	$24,507	$14,805	$11,003	$79,323
Discount rate	6.30%	9.29%	4.19%	4.23%	3.88%
Inflation rate	3.20%	4.85%	2.26%	2.20%	2.61%